Finance Lease Receivables - Schedule of Future Minimum Lease Payments to be Received (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
Finance lease receivables, Less than 1 year	¥ 37,626,031	$ 5,904,346	¥ 208,218,275
Finance lease receivables, 1 - 2 years	664,664	104,300	36,167,327
Finance lease receivables, 2 - 3 years	0	0	738,930
Finance lease receivables, 3 - 4 years
Finance lease receivables, Total	¥ 38,290,695	$ 6,008,646	¥ 245,124,532